Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Value Factor ETF - Fidelity International Value Factor ETF	Mar. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Jan. 16, 2018
Annual Return 2019	19.70%
Annual Return 2020	(1.68%)
Annual Return 2021	16.05%
Annual Return 2022	(10.42%)
Annual Return 2023	20.26%
Annual Return 2024	3.34%